Shareholders' Equity (Details) - Schedule of nonvested shares issued - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of nonvested shares issued [Abstract]
Nonvested at beginning of period Shares	302,050	200,000	200,000
Nonvested at beginning of period Weighted average grant date fair value	$ 0.07	$ 0.17	$ 0.17
Granted Shares	157,454	87,500	580,000	60,000
Granted Weighted average grant date fair value	$ 0.19	$ 0.11	$ 0.25	$ 0.07
Vested Shares	(122,514)	(87,500)
Vested Weighted average grant date fair value	$ (0.12)	$ (0.12)	$ 0.22	$ 0.21
Forfeited Shares	(104,954)		(90,000)	(217,500)
Forfeited Weighted average grant date fair value	$ (0.19)
Nonvested at end of period Shares	232,036	200,000	302,050	200,000
Nonvested at end of period Weighted average grant date fair value	$ 0.07	$ 0.17	$ 0.07	$ 0.17